Disclosure of detailed information about future minimum undiscounted lease payments (Details)	Feb. 28, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	$ 409,846
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	409,846
Equipments [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	5,575
Equipments [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	5,575
Office lease [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	404,271
Office lease [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	$ 404,271